SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash	$ 4,225	$ 3,010		$ 2,287
Restricted cash		316		300
Cash and restricted cash	$ 4,225	$ 3,326	$ 2,384	$ 2,587	$ 2,689